COMMITMENTS - Movantik Acquisition (Details) - USD ($)		3 Months Ended	12 Months Ended
	Apr. 01, 2020	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets			$ 5,578,000	$ 65,626,000
Movantik
Disclosure of detailed information about intangible assets [line items]
Percentage of royalty based on sales			20.00%
Intangible assets			$ 12,500,000
Present value of total consideration			$ 65,000,000
Useful life of assets (in years)			12 years 6 months
AstraZeneca AB | Movantik
Disclosure of detailed information about intangible assets [line items]
Payment for acquisition of rights	$ 52,500,000	$ 16,000,000